Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation
Stock-Based Compensation

20. Stock-Based Compensation

Pursuant to the Hilltop Holdings 2012 Equity Incentive Plan (the “2012 Plan”), the Company may grant nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights and other awards to employees of the Company, its subsidiaries and outside directors of the Company. Upon the approval by stockholders and effectiveness of the 2012 Plan in September 2012, no additional awards were permissible under the 2003 Equity Incentive Plan (the “2003 Plan”). In the aggregate, 4,000,000 shares of common stock may be delivered pursuant to awards granted under the 2012 Plan. At December 31, 2013, 3,519,657 shares of common stock remain available for issuance pursuant to the 2012 Plan.

During 2013, the Compensation Committee of the Board of Directors of the Company awarded certain executives and key employees a total of 471,000 restricted shares of common stock (“Restricted Stock Awards”) pursuant to the 2012 Plan. These Restricted Stock Awards are subject to service conditions set forth in the grant agreements with associated costs recognized on a straight-line basis over the respective vesting periods. The weighted average grant date fair value related to these Restricted Stock Awards was $13.32 per share. At December 31, 2013, unrecognized compensation expense related to these Restricted Stock Awards was $4.9 million, which will be amortized through September 2016. These Restricted Stock Awards provide for accelerated vesting under certain conditions.

During 2013, 2012 and 2011, Hilltop granted 9,343, 5,183 and 5,418 common shares, respectively, to independent members of the Company’s Board of Directors for service rendered to the Company during the respective periods.

Stock options granted on November 2, 2011 to two senior executives pursuant to the 2003 Plan to purchase an aggregate of 600,000 shares of the Company’s common stock (the “Stock Option Awards”) at an exercise price of $7.70 per share were outstanding at December 31, 2013. These Stock Option Awards vest in five equal installments beginning on the grant date, with the remainder vesting on each grant date anniversary through 2015. Compensation expense related to these Stock Option Awards was $0.9 million. At December 31, 2013, unrecognized compensation expense related to these Stock Option Awards was $0.2 million, which will be amortized on a straight-line basis through October 2015. Additionally, these Stock Option Awards expire on November 2, 2016. The fair value for these Stock Option Awards granted was estimated using the Black-Scholes option pricing model with an expected volatility of 25%, a risk-free interest rate of 0.96%, a dividend yield rate of zero, a five-year expected life of the options and a forfeiture rate of 15%.

Compensation expense related to the plans was $1.7 million, $0.5 million and $0.1 million for the years ended December 31, 2013, 2012 and 2011, respectively.